Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-1

3.02% Exchange Note

Class A-1 0.38000% Asset Backed Notes

Class A-2 1.10% Asset Backed Notes

Class A-3 1.53% Asset Backed Notes

Class A-4 1.73% Asset Backed Notes

Class B 2.14% Asset Backed Notes

Class C 2.50% Asset Backed Notes

Class D 3.01% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	07/01/17
End of Period:	07/31/17
Number of days in Interest Period (Actual/360):	32
Number of days in Collection Period:	31
Report Due Date:	08/17/17
Distribution Date:	08/21/17
Transaction Month:	29

2015-1 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	45,265	02/02/2015	03/25/2015	$1,097,016,305

Total	45,265			$1,097,016,305

RECONCILIATION OF 2015-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value				{1}	$489,262,216

{2} Reduction in Agg. Securitization Value due to payments			{2}	7,676,684
{3} Reduction in Agg. Securitization Value due to Defaulted Leases			{3}	839,362
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases			{4}	33,939,073
{5} Other adjustments			{5}	0
{6} Total change in Agg. Securitization Value				{6}	42,455,119

{7} End of period Aggregate Securitization Value				{7}	$446,807,097

{8} Pool Factor				{8}	40.729303%

RECONCILIATION OF 2015-1 EXCHANGE NOTE
{9} Original Exchange Note Balance				{9}	$1,083,000,000

{10} Beginning of period Exchange Note Balance				{10}	$475,245,911

{11} Exchange Note Principal Payment Amount				{11}	42,455,119

{12} End of period Exchange Note Balance				{12}	$432,790,792

{13} Note Pool Factor				{13}	39.962215%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2	Class A-3	Class A-4
{14} Original Note Balance	{14}	$129,000,000	$329,360,000	$369,360,000	$72,930,000

{15} Beginning of period Note Balance	{15}	$0	$0	$187,052,963	$72,930,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	0	42,455,119	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0

{20} End of period Note Balance	{20}	$0	$0	$144,597,844	$72,930,000

{21} Note Pool Factor	{21}	0.000000%	0.000000%	39.148214%	100.000000%

		Class B	Class C	Class D	TOTAL
{22} Original Note Balance	{22}	$42,240,000	$38,940,000	$30,170,000	$1,012,000,000

{23} Beginning of period Note Balance	{23}	$42,240,000	$38,940,000	$30,170,000	$371,332,963

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0	42,455,119
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26} Aggregate Principal Parity Amount	{26}	0	0	0	0
{27} Matured Principal Shortfall	{27}	0	0	0	0

{28} End of period Note Balance	{28}	$42,240,000	$38,940,000	$30,170,000	$328,877,844

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	32.497811%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$489,262,216

{31} Ending Designated Pool Balance							{31}	446,807,097
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	446,807,097

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$42,455,119

Interest calculation:

	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$475,245,911	$0	3.02%	30	30/360	$1,196,036

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-1 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$8,739,614
{37} Net Liquidation Proceeds collected during period							{37}	39,994,203
{38} Investment Earnings							{38}	33,465
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(33,465)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	48,733,817

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	407,719
{43} To the 2015-1 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	1,196,036
{44} To the 2015-1 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	42,455,119
{45} To the 2015-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	4,674,943

{47} Total Distributions:								{47}	$48,733,817

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$489,262,216
{49} Ending Agg. Securitization Value						{49}	446,807,097
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	42,455,119

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	42,455,119

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$42,455,119

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.38000%	32	Actual days/360	$0
{56}	Class A-2	$0	0	1.10%	30	30/360	0
{57}	Class A-3	$187,052,963	0	1.53%	30	30/360	238,493
{58}	Class A-4	$72,930,000	0	1.73%	30	30/360	105,141
{59}	Class B	$42,240,000	0	2.14%	30	30/360	75,328
{60}	Class C	$38,940,000	0	2.50%	30	30/360	81,125
{61}	Class D	$30,170,000	0	3.01%	30	30/360	75,677

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{62} 2015-1 Exchange Note Collections							{62}	$43,651,155
{63} Investment Earnings							{63}	0
{64} Investment Earnings - transferred from Exchange Note Collection Account							{64}	33,465
{65} Investment Earnings - and amounts released from Reserve Account							{65}	4,025
{66} Optional Purchase Price							{66}	0
{67} Indenture Section 5.4 disposition of Collateral							{67}	0
{68} Reserve Account Withdrawal Amount							{68}	0

{69} Total Available Funds:								{69}	43,688,645

Distributions:
{70} To the Successor Servicer, unpaid transition expenses, pro rata							{70}	0
{71} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{71}	417
{72} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	208
{73} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{73}	0
{74} Class A-2 Noteholders’ Interest Distributable Amount pari passu							{74}	0
{75} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{75}	238,493
{76} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{76}	105,141
{77} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{77}	0
{78} Class B Noteholders’ Interest Distributable Amount							{78}	75,328
{79} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class C Noteholders’ Interest Distributable Amount							{80}	81,125
{81} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class D Noteholders’ Interest Distributable Amount							{82}	75,677
{83} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Noteholders’ Principal Distributable Amount							{84}	42,455,119
{85} To the Reserve Account, the Reserve Amount Required Amount							{85}	0
{86} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{86}	0
{87} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{87}	0
{88} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{88}	0
{89} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Issuer Trust Certificateholders, the aggregate amount remaining							{90}	657,137
{91} Total Distributions:								{91}	$43,688,645

	PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{92}	Class A	$259,982,963	$446,807,097	$0	$43,344,386		$0
{93}	Class B	302,222,963	446,807,097	0	43,269,058		0
{94}	Class C	341,162,963	446,807,097	0	43,187,933		0
{95}	Class D	371,332,963	446,807,097	0	43,112,256		0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{96} Excess Total Available Funds						{96}	$657,137

	{97} Beginning Note Balance				{97}	371,332,963
	{98} Principal payments through Indenture Section 8.3 (i) through (xvii)				{98}	42,455,119
	{99} Pro-Forma Note Balance					{99}	328,877,844

	{100} Ending Aggregate Securitization Value				{100}	446,807,097
	{101} 10.75% of Aggregate Securitization Value as of Cutoff Date ($117,929,253)				{101}	117,929,253
	{102} Required Pro Forma Note Balance {100} - {101}					{102}	328,877,844

	{103} Excess of Pro Forma Balance minus Required Pro Forma Balance {99} - {102}						{103}	0

	{104} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{104}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{105} Ending Aggregate Securitization Value						{105}	$446,807,097
	{106} End of Period Note Balance						{106}	432,790,792
	{107} Overcollateralization						{107}	14,016,305
	{108} Overcollateralization %							{108}	3.14%

	Asset Backed Notes:
	{109} Ending Aggregate Securitization Value						{109}	446,807,097
	{110} End of Period Note Balance						{110}	328,877,844
	{111} Overcollateralization						{111}	117,929,253
	{112} Overcollateralization %							{112}	26.39%

	RECONCILIATION OF 2015-1 CASH RESERVE ACCOUNT
	{113} Specified Reserve Balance							{113}	$5,485,082

	{114} Beginning of Period Reserve Account balance							{114}	$5,485,082
	{115} Investment Earnings						{115}	4,025
	{116} From the Indenture Collection Account, the Reserve Account Required Amount						{116}	0
	{117} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{117}	0
	{118} Total Reserve balance available:							{118}	5,489,107

	{119} Specified Reserve Balance							{119}	5,485,082

	{120} Release Excess Cash to Indenture Collection Available Funds							{120}	4,025

	{121} End of period Reserve Account balance							{121}	$5,485,082

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{122} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.							{122}	Yes
	{123} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.							{123}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	August 16, 2017

GM Financial

GMALT 2015-1

Supplemental Monthly Data

July 31, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$489,262,216	$440,649,740
Change	(42,455,119)	(33,407,945)

End of Period	$446,807,097	$407,241,795
Residual Value as % of Agg. Securitization Value		91.14%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	24,570	439,271,957	98.31%
31 - 60 days	340	6,003,872	1.34%
61 - 90 days	61	1,016,665	0.23%
91 - 120 days	29	514,603	0.12%

Total	25,000	446,807,097	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	285	6,730,913	4,487	110,726,715
Standard terminations	67	1,321,129	1,121	19,217,484

Total retained by lessee	352	8,052,042	5,608	129,944,199
Returned Vehicles
Early terminations	1,257	18,892,526	9,087	135,271,054
Standard terminations	462	6,994,506	3,735	58,456,619

Total returned to dealer	1,719	25,887,032	12,822	193,727,673
Charged off leases / Repossessed vehicles	50	839,362	1,825	35,034,284
Repurchases	0	0	10	241,180
Other	0	0	0	0

Total terminations	2,121	34,778,436	20,265	358,947,336

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	839,362	35,034,284
less: Sales proceeds	612,457	28,888,013
less: Excess wear and excess mileage received	0	0
less: Other amounts received	76,380	2,591,629

Net Credit (Gain) Loss	150,525	3,554,642

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	25,325,019	190,671,260
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	28,302,859	203,737,682
less: Excess wear and excess mileage received	52,977	381,598
less: Other recovery amounts	343,652	2,457,345

Residual (Gain) Loss	(3,374,469)	(15,905,365)

	Current Period	Prev. Month
Prepay Speed	1.6641%	1.6100%

Return Rate based on Scheduled to Terminate(2)	123.7581%	141.6204%

Return Rate based on Terminated Leases(3)	81.0467%	75.6821%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.